Impairment of Long-Lived Assets (Tables)	12 Months Ended
Dec. 31, 2015
Long-Lived Asset Impairment Losses

The Company’s long-lived asset impairment losses are summarized in the following table:

	Year Ended December 31,
	2013	2014	2015
United States theatre properties	$1,911	$6,168	$7,052
International theatre properties	1,175	—	757

Subtotal	3,086	6,168	7,809
Intangible assets (see Note 6)	708	479	992

Impairment of long-lived assets	$3,794	$6,647	$8,801